Related Parties (Details) - Schedule of transaction with related parties - ZAR (R) R in Thousands	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Schedule of Transaction With Related Parties [Abstract]
Sales to related parties	R (20,139)	R (28,915)	R (24,901)
Purchases from related parties	92,520	98,032	54,470
Rent paid to related parties	6,121	13,697	18,260
Interest paid to related party			R 2,048